Estimated Fair Values of Asset Acquired at Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2012
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Computer equipment	$ 280
Identifiable intangible assets	3,400
Total identifiable assets acquired	$ 3,680